Note 15 - Income Taxes	12 Months Ended
Nov. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
15.	Income taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30, 2015	November 30, 2014	November 30, 2013
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(1,970,643)	(1,021,934)	(3,046,180)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	164,723	417,879	1,446,008
Change in valuation allowance	1,804,406	(995,957)	1,248,045
Difference in net income before taxes between Canadian and U.S dollar	-	160,316	-
Investment tax credit	(168,591)	(9,114)	(164,308)
Financing costs booked to equity	(23,348)	(208,271)	(307,262)
FCR Election	(253,856)	-	-
Foreign exchange change	-	985,544	746,667
True up of tax returns	(15,991)	82,939	77,030
Tax loss expired, etc	463,300	588,598	-
	-	-	-

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances. Significant temporary differences and carry-forwards are as follows:

	November 30, 2015	November 30, 2014	November 30, 2013
	$	$	$

Deferred tax assets
Non-capital loss carry-forwards	6,019,380	6,528,099	6,831,991
Book and tax basis differences on assets and liabilities	2,854,916	1,006,667	992,378
Other	-	47,180	37,136
Ontario harmonization tax credit	-	371,160	399,831
Investment tax credit	-	2,327,722	2,324,856
Undeducted research and development expenditures	5,394,426	2,183,486	2,180,640
	14,268,722	12,464,314	12,766,832
Valuation allowances for deferred tax assets	(14,268,722)	(12,464,314)	(12,766,832)
Net deferred tax assets	-	-	-

At November 30, 2015, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring in the year ended November 30,	Federal
$

2028	(82,315)
2029	(555,540)
2030	(3,373,079)
2031	(5,532,739)
2032	(5,750,052)
2033	(4,562,538)
2034	(149,927)
2035	(2,634,824)
(22,641,014)

United States Federal income tax losses expiring in the year ended November 30,
$

2025	(15,911)
2026	(34,523)
2032	(5,312)
(55,746)

At November 30, 2015, the Company had a cumulative carry-forward pool of Federal SR&ED expenditures in the amount of approximately $12,408,000 (2014 - $10,215,000) which can be carried forward indefinitely.

As at November 30, 2014, the Company had approximately $371,000 of Ontario harmonization credits, which will expire in the November 30, 2015 taxation year.

At November 30, 2015, the Company had approximately $2,710,000 (2014 - 2,328,000) of unclaimed ITCs which expire from 2025 to 2035. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2015 or November 30, 2014.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2008 to 2015 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company did not incur any interest expense related to uncertain tax positions in 2015, 2014 and 2013 or any penalties in those years. The Company had no accrued interest and penalties as of November 30, 2015 and 2014.

The Company had no unrecognized tax benefits in 2015, 2014 and 2013, and the Company does not expect that the unrecognized tax benefit will increase within the next twelve months.